Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Consolidating Financial Statements [Abstract]
Condensed Balance Sheet
Condensed Consolidating Balance Sheets
As of December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$1	$—	$406	$—	$407
Intercompany receivable	2,340	—	—	(2,340)	—
Margin deposits and guaranty funds	—	—	55,150	—	55,150
Notes receivable from affiliate, current	—	281	23	(304)	—
Other current assets	—	—	1,576	—	1,576
Total current assets	2,341	281	57,155	(2,644)	57,133
Property and equipment, net	—	—	1,129	—	1,129
Other non-current assets:
Goodwill and other intangible assets, net	—	—	22,711	—	22,711
Investment in subsidiaries	23,266	13,238	—	(36,504)	—
Notes receivable from affiliate, non-current	620	5,958	6,373	(12,951)	—
Other non-current assets	100	11	919	—	1,030
Total other non-current assets	23,986	19,207	30,003	(49,455)	23,741
Total assets	$26,327	$19,488	$88,287	$(52,099)	$82,003

Current liabilities:
Short-term debt	$1,642	$851	$—	$—	$2,493
Margin deposits and guaranty funds	—	—	55,150	—	55,150
Intercompany payable	—	1,935	405	(2,340)	—
Notes payable to affiliates, current	281	23	—	(304)	—
Other current liabilities	31	—	943	—	974
Total current liabilities	1,954	2,809	56,498	(2,644)	58,617
Non-current liabilities:
Long-term debt	3,871	—	—	—	3,871
Notes payable to affiliates, non-current	4,781	1,592	6,578	(12,951)	—
Other non-current liabilities	4	—	3,721	—	3,725
Total non-current liabilities	8,656	1,592	10,299	(12,951)	7,596
Total liabilities	10,610	4,401	66,797	(15,595)	66,213
Redeemable non-controlling interest	—	—	36	—	36

Equity:
Total shareholders' equity	15,717	15,087	21,417	(36,504)	15,717
Non-controlling interest in consolidated subsidiaries	—	—	37	—	37
Total equity	15,717	15,087	21,454	(36,504)	15,754
Total liabilities and equity	$26,327	$19,488	$88,287	$(52,099)	$82,003

Intercontinental Exchange, Inc.
Condensed Consolidating Balance Sheets
As of December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$1	$—	$626	$—	$627
Intercompany receivable	3,176	—	—	(3,176)	—
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Notes receivable from affiliate, current	—	705	77	(782)	—
Other current assets	5	—	1,512	—	1,517
Total current assets	3,182	705	53,384	(3,958)	53,313
Property and equipment, net	—	—	1,037	—	1,037
Other non-current assets:
Goodwill and other intangible assets, net	—	—	22,837	—	22,837
Investment in subsidiaries	21,120	9,840	—	(30,960)	—
Notes receivable from affiliate, non-current	—	3,128	3,370	(6,498)	—
Other non-current assets	20	10	770	—	800
Total other non-current assets	21,140	12,978	26,977	(37,458)	23,637
Total assets	$24,322	$13,683	$81,398	$(41,416)	$77,987

Current liabilities:
Short-term debt	$2,591	$—	$—	$—	$2,591
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Intercompany payable	—	1,784	1,392	(3,176)	—
Notes payable to affiliates, current	358	—	424	(782)	—
Other current liabilities	36	—	947	—	983
Total current liabilities	2,985	1,784	53,932	(3,958)	54,743
Non-current liabilities:
Long-term debt	3,865	852	—	—	4,717
Notes payable to affiliates, non-current	2,629	741	3,128	(6,498)	—
Other non-current liabilities	35	—	3,617	—	3,652
Total non-current liabilities	6,529	1,593	6,745	(6,498)	8,369
Total liabilities	9,514	3,377	60,677	(10,456)	63,112
Redeemable non-controlling interest	—	—	35	—	35

Equity:
Total shareholders' equity	14,808	10,306	20,654	(30,960)	14,808
Non-controlling interest in consolidated subsidiaries	—	—	32	—	32
Total equity	14,808	10,306	20,686	(30,960)	14,840
Total liabilities and equity	$24,322	$13,683	$81,398	$(41,416)	$77,987

Condensed Income Statement

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing, net	$—	$—	$3,228	$—	$3,228
Data services	—	—	871	—	871
Listings and other revenues	—	—	583	—	583
Revenues	—	—	4,682	—	4,682
Transaction-based expenses	—	—	1,344	—	1,344
Revenues, less transaction-based expenses	—	—	3,338	—	3,338
Operating expenses:
Compensation and benefits	1	—	610	—	611
Acquisition-related transaction and integration costs	12	—	76	—	88
Technology and communication	—	—	203	—	203
Selling, general, administrative and other	1	—	311	—	312
Depreciation and amortization	—	—	374	—	374
Operating expenses	14	—	1,574	—	1,588
Operating income (loss)	(14)	—	1,764	—	1,750
Intercompany interest on loans	(5)	36	(31)	—	—
Other income (expense), net	(39)	(59)	1	—	(97)
Total other income (expense), net	(44)	(23)	(30)	—	(97)
Income (loss) before income taxes	(58)	(23)	1,734	—	1,653
Income tax expense	—	—	358	—	358
Equity earnings from subsidiaries	1,332	417	—	(1,749)	—
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Net income attributable to non-controlling interest	—	—	(21)	—	(21)
Net income attributable to ICE	$1,274	$394	$1,355	$(1,749)	$1,274

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing, net	$—	$—	$3,144	$—	$3,144
Data services	—	—	691	—	691
Listings and other revenues	—	—	517	—	517
Revenues	—	—	4,352	—	4,352
Transaction-based expenses	—	—	1,260	—	1,260
Revenues, less transaction-based expenses	—	—	3,092	—	3,092
Operating expenses:
Compensation and benefits	1	—	591	—	592
Acquisition-related transaction and integration costs	—	12	117	—	129
Technology and communication	—	—	188	—	188
Selling, general, administrative and other	1	—	401	—	402
Depreciation and amortization	—	—	333	—	333
Operating expenses	2	12	1,630	—	1,644
Operating income (loss)	(2)	(12)	1,462	—	1,448
Intercompany interest on loans	(2)	35	(33)	—	—
Other income (expense), net	(15)	(80)	54	—	(41)
Total other income (expense), net	(17)	(45)	21	—	(41)
Income (loss) from continuing operations before income taxes	(19)	(57)	1,483	—	1,407
Income tax expense (benefit)	(2)	—	404	—	402
Equity earnings from subsidiaries	998	535	—	(1,533)	—
Income from continuing operations	981	478	1,079	(1,533)	1,005
Income from discontinued operations, net of tax	—	—	11	—	11
Net income	$981	$478	$1,090	$(1,533)	$1,016
Net income attributable to non-controlling interest	—	—	(35)	—	(35)
Net income attributable to ICE	$981	$478	$1,055	$(1,533)	$981
Condensed Consolidating Statements of Income
Year Ended December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing, net	$—	$—	$3,384	$—	$3,384
Data services	—	—	1,978	—	1,978
Listings and other revenues	—	—	596	—	596
Revenues	—	—	5,958	—	5,958
Transaction-based expenses	—	—	1,459	—	1,459
Revenues, less transaction-based expenses	—	—	4,499	—	4,499
Operating expenses:
Compensation and benefits	1	—	944	—	945
Acquisition-related transaction and integration costs	—	—	80	—	80
Technology and communication	—	—	374	—	374
Selling, general, administrative and other	1	—	322	—	323
Depreciation and amortization	—	—	610	—	610
Operating expenses	2	—	2,330	—	2,332
Operating income (loss)	(2)	—	2,169	—	2,167
Intercompany interest on loans	(21)	49	(28)	—	—
Other income (expense), net	(145)	(16)	23	—	(138)
Total other income (expense), net	(166)	33	(5)	—	(138)
Income (loss) before income taxes	(168)	33	2,164	—	2,029
Income tax expense (benefit)	—	—	580	—	580
Equity earnings from subsidiaries	1,590	1,201	—	(2,791)	—
Net income	$1,422	$1,234	$1,584	$(2,791)	$1,449
Net income attributable to non-controlling interest	—	—	(27)	—	(27)
Net income attributable to ICE	$1,422	$1,234	$1,557	$(2,791)	1,422

Condensed Comprehensive Income Statement

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income (loss)	$981	$478	$1,090	$(1,533)	$1,016
Other comprehensive income (loss):
Foreign currency translation adjustments	—	1	(131)	—	(130)
Change in fair value of net investment hedge	—	—	21	—	21
Change in fair value of available-for-sale securities	—	—	55	—	55
Employee benefit plan adjustments	—	—	(117)	—	(117)
Total other comprehensive income (loss)	—	1	(172)	—	(171)
Comprehensive income of subsidiaries	1,362	185	—	(1,547)	—
Comprehensive income	2,343	664	918	(3,080)	845
Comprehensive income attributable to non-controlling interests	—	—	(35)	—	(35)
Comprehensive income attributable to ICE	$2,343	$664	$883	$(3,080)	$810

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(58)	—	(58)
Comprehensive income from equity method investment	—	—	2	—	2
Change in fair value of available-for-sale securities	—	—	(81)	—	(81)
Employee benefit plan adjustments	—	—	(5)	—	(5)
Total other comprehensive loss	—	—	(142)	—	(142)
Comprehensive loss of subsidiaries	(142)	(18)	—	160	—
Comprehensive income	1,132	376	1,234	(1,589)	1,153
Comprehensive income attributable to non-controlling interests	—	—	(21)	—	(21)
Comprehensive income attributable to ICE	$1,132	$376	$1,213	$(1,589)	$1,132
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$1,422	$1,234	$1,584	$(2,791)	$1,449
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(300)	—	(300)
Change in fair value of available-for-sale securities	—	—	134	—	134
Employee benefit plan adjustments	—	—	10	—	10
Total other comprehensive loss	—	—	(156)	—	(156)
Comprehensive loss of subsidiaries	(156)	(83)	—	239	—
Comprehensive income	1,266	1,151	1,428	(2,552)	1,293
Comprehensive income attributable to non-controlling interests	—	—	(27)	—	(27)
Comprehensive income attributable to ICE	$1,266	$1,151	$1,401	$(2,552)	$1,266

Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2016
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by (used in) operating activities	$(850)	$1,381	$3,312	$(1,694)	$2,149
Investing activities:
Cash paid for acquisitions, net of cash acquired	—	—	(425)	—	(425)
Loans to subsidiaries	216	(2,406)	(2,949)	5,139	—
Capital expenditures and capitalized software development costs	—	—	(365)	—	(365)
Increase in restricted cash and investments	—	—	(38)	—	(38)
Other investing activities	—	—	(70)	—	(70)
Net cash provided by (used in) investing activities	216	(2,406)	(3,847)	5,139	(898)
Financing activities:
Repayments of commercial paper, net	(949)	—	—	—	(949)
Intercompany borrowing	2,075	1,025	2,039	(5,139)	—
Dividends to shareholders	(409)	—	—	—	(409)
Intercompany dividends	—	—	(1,694)	1,694	—
Repurchases of common stock	(50)	—	—	—	(50)
Other financing activities	(33)	—	(21)	—	(54)
Net cash provided by (used in) financing activities	634	1,025	324	(3,445)	(1,462)
Effect of exchange rates on cash and cash equivalents	—	—	(9)	—	(9)
Net decrease in cash and cash equivalents	—	—	(220)	—	(220)
Cash and cash equivalents, beginning of year	1	—	626	—	627
Cash and cash equivalents, end of year	$1	$—	$406	$—	$407

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by (used in) operating activities	$(162)	$77	$1,518	$(122)	$1,311
Investing activities:
Cash paid for acquisitions, net of cash acquired	(3,751)	—	—	—	(3,751)
Loans to subsidiaries	(383)	(730)	(1,371)	2,484	—
Proceeds from term deposits, net	—	1,084	—	—	1,084
Capital expenditures and capitalized software development costs	—	—	(277)	—	(277)
Increase in restricted cash and investments	5	—	(299)	—	(294)
Other investing activities	—	—	(60)	—	(60)
Net cash provided by (used in) investing activities	(4,129)	354	(2,007)	2,484	(3,298)
Financing activities:
Proceeds from debt facilities and commercial paper, net	4,158	—	—	—	4,158
Repayments of debt facilities	—	(1,028)	—	—	(1,028)
Intercompany borrowing	1,127	592	765	(2,484)	—
Dividends to shareholders	(331)	—	—	—	(331)
Intercompany dividends	—	—	(122)	122	—
Purchase of subsidiary shares from non-controlling interest	—	—	(128)	—	(128)
Repurchases of common stock	(660)	—	—	—	(660)
Other financing activities	(8)	—	(27)	—	(35)
Net provided by (cash used) in financing activities	4,286	(436)	488	(2,362)	1,976
Effect of exchange rates on cash and cash equivalents	—	—	(14)	—	(14)
Net decrease in cash and cash equivalents	(5)	(5)	(15)	—	(25)
Cash and cash equivalents, beginning of year	6	5	641	—	652
Cash and cash equivalents, end of year	$1	$—	$626	$—	$627
Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$(350)	$4,651	$(2,399)	$(439)	$1,463
Investing activities:
Cash paid for acquisitions, net of cash acquired	—	—	(577)	—	(577)
Loans to subsidiaries	—	(3,103)	(950)	4,053	—
Proceeds from IPO and sale of Euronext and sale of NYSE Technologies	—	—	2,274	—	2,274
Purchases of term deposits, net	—	(1,304)	54	—	(1,250)
Capital expenditures and capitalized software development costs	—	—	(250)	—	(250)
Increase in restricted cash and investments	—	—	(161)	—	(161)
Net cash provided by investing activities from continuing operations	—	(4,407)	390	4,053	36
Financing activities:
Repayments of debt facilities and commercial paper, net	(174)	—	(378)	—	(552)
Intercompany borrowing	1,502	(239)	2,790	(4,053)	—
Dividends to shareholders	(299)	—	—	—	(299)
Intercompany dividends	—	—	(439)	439	—
Purchase of subsidiary shares from non-recurring interest	—		(129)		(129)
Repurchase of common stock	(645)	—	—	—	(645)
Other financing activities	(30)	—	(18)	—	(48)
Net cash used in financing activities from continuing operations	354	(239)	1,826	(3,614)	(1,673)
Cash and cash equivalents from discontinued operations	—	—	(114)	—	(114)
Effect of exchange rates on cash and cash equivalents	—	—	(21)	—	(21)
Net increase (decrease) in cash and cash equivalents	4	5	(318)	—	(309)
Cash and cash equivalents, beginning of year	2	—	959	—	961
Cash and cash equivalents, end of year	$6	$5	$641	$—	$652